INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes Details
Loss before income taxes	$ 160,856	$ 183,934	$ 347,963
Statutory income tax rate	27.00%	26.00%	26.00%
Expected income tax benefit	$ 43,431	$ 47,823	$ 90,470
Items not deductible for income tax purposes	(82)	0	0
Effect of change in tax rates	80,776	0	0
Underprovided in prior years	13,017	(125,118)	(782)
Unrecognized benefit of deferred tax assets	(137,142)	77,295	(89,688)
Income tax expense	$ 0	$ 0	$ 0